Related party transactions - Related Party Balance Sheet (Details) - USD ($) $ in Thousands		6 Months Ended
	Sep. 01, 2018	Jun. 30, 2019	Dec. 31, 2018
Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		$ 53,420	$ 68,689
Scorpio Pools [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		52,200	66,178
Working capital contributions to Scorpio Group Pools		45,694	42,973
Accounts payable and accrued expenses		605	66
Working capital contributions, related parties		19,200	22,900
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		2,712	2,461
Accounts payable and accrued expenses		3,956	832
Scorpio Commercial Management SAM (SCM) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		1,220	2,511
Accounts payable and accrued expenses		83	389
Commission on gross revenue, per charter fixture	0.85%
Port Agent [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses		351	459
Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses		$ 360	409
Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Working capital repayment period upon vessel's exit from each pool		6 months
Scorpio Handymax Tanker Pool Limited [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		$ 3,785	4,559
Working capital contributions to Scorpio Group Pools		$ 6,794	$ 4,923
Working capital repayment period upon vessel's exit from each pool		6 months